Significant Estimates and Assumptions (Details)	6 Months Ended
Dec. 31, 2020 AUD ($)
Significant Estimates and Assumptions (Textual)
Other income recognise to this amount	$ 1,883,325
Research and development, description	A refundable research and development tax incentive offset of 43.5%, equivalent to a deduction of 150%, will be available to eligible small companies with an annual aggregate turnover of less than A$20 million. Eligible companies can receive a refundable research and development tax incentive offset of 43.5% of their research and development spending.